Other Operating Income and Expenses (Tables)	12 Months Ended
Dec. 31, 2017
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Details of other operating income and expenses

Details of other operating income andexpenses for the years ended December 31, 2017, 2016 and 2015 are as follows:

(In millions of won)
	2017		2016	2015
Other Operating Income:
Gain on disposal of property and equipment and intangible assets		13,991	6,908	7,140
Others(*)		18,006	59,640	23,795

	￦	31,997	66,548	30,935

Other Operating Expenses:
Communication	￦	27,973	31,196	43,979
Utilities		299,825	277,497	270,621
Taxes and dues		27,819	35,020	36,118
Repair		333,101	326,076	312,517
Research and development		395,276	344,787	315,790
Training		32,853	33,303	37,278
Bad debt for accounts receivable — trade		34,584	37,820	60,450
Travel		24,095	25,263	27,860
Supplies and other		111,170	113,930	176,248
Loss on disposal of property and equipment and intangible assets		60,086	63,797	21,392
Impairment loss on other investment securities		9,003	24,033	42,966
Impairment loss on property and equipment and intangible assets		54,946	24,506	35,845
Donations		112,634	96,633	72,454
Bad debt for accounts receivable — other		5,793	40,312	15,323
Others(*)		101,589	49,593	55,536

	￦	1,630,747	1,523,766	1,524,377

(*)	See Note 5-(2).